Summary of Significant Accounting Policies (Details) - Schedule of Unaudited Condensed Consolidated Balance Sheets - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022
Temporary Equity [Line Items]
Gross proceeds from the IPO, Amount									$ 82,500,000
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account), Value	$ 790,157	$ 803,885	$ 1,850,859	$ 912,646	$ 1,594,042	$ 2,763,505			16,111,536
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit), Value							5,643,271		17,333,136
Ordinary shares subject to possible redemption, Value at beginning		50,477,963		$ 85,371,600	50,477,963	$ 85,371,600	85,371,600
Ordinary shares subject to possible redemption, Value at ending	52,072,006				$ 52,072,006		$ 50,477,963	$ 85,371,600	85,371,600
Ordinary Share [Member]
Temporary Equity [Line Items]
Gross proceeds from the IPO, Shares								8,250,000
Gross proceeds from the IPO, Amount								$ 82,500,000
Proceeds allocated to Public Warrants, Shares
Proceeds allocated to Public Warrants, Amount								$ (9,973,401)
Allocation of offering costs related to redeemable shares, Shares
Allocation of offering costs related to redeemable shares, Amount								$ (4,488,135)
Initial measurement of carrying value to redemption value, Shares
Initial measurement of carrying value to redemption value, Amount								$ 16,111,536	$ 16,111,536
Redemption of shares (in Shares)							(3,712,171)
Redemption of shares							$ (40,536,908)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account), Shares
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account), Value	640,157	653,885					$ 3,843,271	$ 1,221,600
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit), Shares
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit), Value	$ 150,000	$ 150,000					$ 1,800,000
Ordinary shares subject to possible redemption, Shares at beginning (in Shares)	4,537,829	4,537,829		8,250,000	4,537,829	8,250,000	8,250,000
Ordinary shares subject to possible redemption, Value at beginning	$ 51,281,849	$ 50,477,963		$ 85,371,600	$ 50,477,963	$ 85,371,600	$ 85,371,600
Ordinary shares subject to possible redemption, Shares at ending (in Shares)	4,537,829	4,537,829			4,537,829		4,537,829	8,250,000	8,250,000
Ordinary shares subject to possible redemption, Value at ending	$ 52,072,006	$ 51,281,849			$ 52,072,006		$ 50,477,963	$ 85,371,600	$ 85,371,600